DEBENTURES AND WARRANTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 14, 2014	Feb. 23, 2017	Nov. 29, 2016	Nov. 23, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2016
Equity shares issued	746			91,250
Proceeds from sale of stock						$ 3,708
Shares, Debentures and Warrants Issued ,New Issue, Value						4,500
Proceeds from Issuance Initial Public Offering						3,288
Debt Instrument, Convertible, Conversion Price									$ 6
Warrants Not Settleable in Cash, Fair Value Disclosure						5,519
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Change in Unrealized Gain (Loss)						1,811
Revaluation gain losses of warrants and Debentures						$ 14
Debt Conversion, Converted Instrument, Shares Issued						8,334
Debt Conversion, Original Debt, Amount						$ 50
Debt Conversion, Converted Instrument, Amount						18
Issuance Expenses of Warrants Classified as Liabilities Related to Share Purchase Agreement						$ 572	$ 561	$ 0
Share capital [Member]
Equity shares issued						91,250	183,731	21,805
Scenario, Forecast [Member]
Debt Conversion, Original Debt, Amount					$ 530
Scenario, Forecast [Member] | Share capital [Member]
Debt Conversion, Converted Instrument, Shares Issued					123,502
Revaluation of Liabilities [Member]
Warrants Not Settleable in Cash, Fair Value Disclosure						$ 2,920
Debt Instrument, Fair Value Disclosure						$ 755
Placement Agents [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 7.50
Payment of Financing and Stock Issuance Costs						$ 350
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						25,000
Reimbursement Of Expenses						$ 75
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Nov. 29, 2017
Registered Direct Offering [Member]
Equity shares issued				91,250
Shares Issued, Price Per Share				$ 6.00
Proceeds from sale of stock			$ 3,708
Private Placements [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 10.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				833,334
Unsecured Convertible Debentures [Member] | Registered Direct Offering [Member]
Debt Instrument, Face Amount				$ 3,160
PIPE Debentures [Member] | Subsequent Event [Member]
Proceeds from Convertible Debt		$ 1,292
PIPE Debentures [Member] | Private Placements [Member]
Debt Instrument, Face Amount				$ 1,293
Debentures [Member]
Debt Instrument Convertible Conversion Price, Description						Under no circumstances will the adjusted conversion price of the Debentures be lower than $3.00.
Debt Instrument, Term						30 years
Debt Instrument, Convertible, Conversion Price						$ 6.00